RISK MANAGEMENT - Trading book risk - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	40,012,350	32,568,274
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,400,493	19,332,588
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198	23,326,776
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,163,214	15,451,121
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,472,926	24,446,014
Debt securities [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,989,037	30,442,045
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198	23,326,776
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,023,313	2,126,229
Derivatives [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,023,313	2,126,229
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	969,294	2,077,567
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	969,294	2,077,567
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	969,294	2,077,567
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,019	48,662
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,019	48,662
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 54,019	$ 48,662